Information Concerning the Group's Consolidated Operations - Details of Financial Income and Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Finance income expense [abstract]
Income from cash, cash equivalents and financial assets	$ 1,546	$ 2,195	$ 3,391	$ 5,107
Foreign exchange gains	912	3,351	4,256	4,705
Gain on fair value measurement	2,255	0	8,761	1,766
Other financial income	26	0	159	0
Financial income	4,739	5,545	16,568	11,578
Interest on financial liabilities	(1,603)	(1,500)	(3,118)	(2,802)
Foreign exchange losses	(998)	(17,358)	(2,708)	(25,527)
Loss on fair value measurement	0	(282)	(437)	(182)
Interest on lease liabilities	(410)	(556)	(823)	(1,164)
Other financial expenses	(1)	0	(305)
Total Financial expenses	(3,011)	(19,695)	(7,392)	(29,675)
Net financial gain (loss)	$ 1,727	$ (14,150)	$ 9,176	$ (18,098)